Estimated Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Estimated Fair Value of Financial Instruments	Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

Valuation Hierarchy

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are described below.

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets include common and preferred stock, self-directed accounts, U.S. Treasury securities, certain sovereign debt/sovereign guaranteed securities, exchange-traded funds and derivative instruments.

Level 2: Observable inputs other than Level 1 prices, for example, are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets include items that are traded less frequently than exchange-traded securities. Examples in this category are collective trust funds, certain U.S. Treasury securities, U.S. government securities, corporate bonds, state and political subdivisions, sovereign debt/sovereign guaranteed securities, supranational, funds of funds and interest-bearing cash.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. These unobservable inputs reflect the Master Trust’s own assumptions about the market that participants would use to price an asset based on the best information available in the circumstances. Level 3 assets include investment contracts with insurance companies.

Valuation Methodologies

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Common and preferred stock, self-directed accounts and exchange-traded funds: These types of securities are valued at the closing price reported in the active market in which the individual securities are traded, if available.

Collective trust funds and funds of funds: The fair value of collective trust funds and funds of funds are based on the securities in the portfolio, which typically are the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are valued using observable inputs on either a daily or monthly basis.

U.S. Treasury, U.S. government securities, corporate bonds, state and political subdivisions, sovereign debt/sovereign guaranteed and supranational investments: U.S. Treasury securities and certain sovereign debt/sovereign guaranteed securities that are actively traded in highly liquid over-the-counter markets are valued at the closing price reported in the active market and are included in Level 1 of the valuation hierarchy. Certain U.S. Treasury securities, U.S. government securities, corporate bonds, state and political subdivisions, sovereign debt/sovereign guaranteed and supranational investments included in Level 2 of the valuation hierarchy are valued using quoted prices for comparable securities with similar yields and credit ratings. When quoted prices are not available for identical or similar bonds, the security is valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments.

Interest-bearing cash: The fair value of interest-bearing cash is equal to the book value as a result of the short-term nature of these cash equivalents.

Derivative instruments: Exchange-traded derivative instruments are valued using quoted prices and are included in Level 1 of the valuation hierarchy. Derivative instruments include interest rate contracts.

Investment contracts with insurance companies: There are no readily available market quotations for these investments. Certain investment contracts are valued at the present value of the contracted benefits payable using mortality and investment return assumptions. These contracts are valued on an annual basis.

Other assets measured at the net asset value (“NAV”), as a practical expedient: The following investments are valued at NAV as a practical expedient for measuring fair value. There are no readily available market quotations for these funds.

•Hedge fund of funds: The hedge fund of funds are valued at NAV, which is based on the fair value of the underlying investments held by the fund, less its liabilities. These funds are either valued on a daily or monthly basis.

•Venture capital and partnership interests: The fair value is based on the Master Trust’s ownership percentage of the fair value of the underlying investments as provided by the fund managers. These funds are typically valued on a quarterly basis.

The preceding methods described may produce a fair value calculation that may not be indicative of future fair values. Furthermore, although the Master Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies and assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables present the fair value of the financial instruments of the Master Trust by level within the fair value hierarchy as of December 31, 2025 and December 31, 2024.

Master Trust investment assets measured at fair value on a recurring basis as of December 31, 2025
	Level 1	Level 2	Level 3	Total carrying value
Common and preferred stock	$2,657,267,606	$—	$—	$2,657,267,606
Self-directed accounts	160,452,693	—	—	160,452,693
Collective trust funds	—	7,813,633,928	—	7,813,633,928
U.S. Treasury	202,209,347	3,392,976	—	205,602,323
U.S. government securities	—	41,166,176	—	41,166,176
Corporate bonds	—	2,530,265,931	—	2,530,265,931
State and political subdivisions	—	61,211,649	—	61,211,649
Sovereign debt/sovereign guaranteed	—	25,658,479	—	25,658,479
Supranational	—	514,778	—	514,778
Exchange-traded funds	8,523,631	—	—	8,523,631
Funds of funds (a)	—	2,481,568,894	—	2,481,568,894
Interest-bearing cash	—	6,753,768	—	6,753,768
Derivative instruments	(282,225)	—	—	(282,225)
Investment contracts with insurance companies	—	—	77,358,417	77,358,417
Total Master Trust investments in the fair value hierarchy	$3,028,171,052	$12,964,166,579	$77,358,417	$16,069,696,048
Other assets measured at NAV:
Hedge fund of funds				222,861,128
Venture capital and partnership interests				3,007,454
Total Master Trust investments at fair value				$16,295,564,630
(a)    Underlying funds include investments in common and preferred stock, fixed income securities and mutual funds.

Master Trust investment assets measured at fair value on a recurring basis as of December 31, 2024
	Level 1	Level 2	Level 3	Total carrying value
Common and preferred stock	$2,170,706,402	$—	$—	$2,170,706,402
Self-directed accounts	144,172,700	—	—	144,172,700
Collective trust funds	—	6,989,085,150	—	6,989,085,150
U.S. Treasury	205,843,512	—	—	205,843,512
U.S. government securities	—	40,300,147	—	40,300,147
Corporate bonds	—	2,465,935,344	—	2,465,935,344
State and political subdivisions	—	65,250,937	—	65,250,937
Sovereign debt/sovereign guaranteed	899,735	20,146,212	—	21,045,947
Supranational	—	197,690	—	197,690
Exchange-traded funds	7,376,917	—	—	7,376,917
Funds of funds (a)	—	2,342,196,258	—	2,342,196,258
Interest-bearing cash	—	3,832,068	—	3,832,068
Derivative instruments	(252,316)	—	—	(252,316)
Investment contracts with insurance companies	—	—	82,959,748	82,959,748
Total Master Trust investments in the fair value hierarchy	$2,528,746,950	$11,926,943,806	$82,959,748	$14,538,650,504
Other assets measured at NAV:
Hedge fund of funds				233,631,668
Venture capital and partnership interests				4,078,669
Total Master Trust investments at fair value				$14,776,360,841
(a)    Underlying funds include investments in common and preferred stock, fixed income securities and mutual funds.
The tables below present a roll forward of the Master Trust investments classified in Level 3 of the valuation hierarchy for the years ended December 31, 2025 and December 31, 2024.

Master Trust fair value measurements using significant unobservable inputs for the year ended December 31, 2025
Investment contracts with insurance companies

Fair value at December 31, 2024	$82,959,748
Total losses included in changes in net assets	(5,601,331)
Fair value at December 31, 2025	$77,358,417
Change in unrealized loss for the period included in changes in net assets for assets held at the end of the reporting period	$(5,601,331)

Master Trust fair value measurements using significant unobservable inputs for the year ended December 31, 2024
Investment contracts with insurance companies

Fair value at December 31, 2023	$91,548,840
Total losses included in changes in net assets	(8,589,092)
Fair value at December 31, 2024	$82,959,748
Change in unrealized loss for the period included in changes in net assets for assets held at the end of the reporting period	$(8,589,092)

The Master Trust has certain investments in which the fair value has been estimated using the NAV per share as a practical expedient. The Plan does not have any ownership interest in these investments. Our investment objective when investing in hedge fund of funds and venture capital and partnership interests is to maximize total returns while maintaining a broadly diversified portfolio.  The tables below present information about the Master Trust’s investments valued at the funds’ NAV, as a practical expedient, which also have unfunded commitments and/or redemption provisions.

Master Trust investments valued using NAV as of December 31, 2025
	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Hedge fund of funds	$222,861,128	$—	Monthly	30 days
Venture capital and partnership interests	3,007,454	—	N/A	N/A
Total	$225,868,582	$—
N/A – Not applicable.

Master Trust investments valued using NAV as of December 31, 2024
	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Hedge fund of funds	$233,631,668	$—	Monthly	30-45 days
Venture capital and partnership interests	4,078,669	—	N/A	N/A
Total	$237,710,337	$—
N/A – Not applicable.
Estimated Fair Value of Financial Instruments
Note 5 presents investments measured at fair value by the three-level valuation hierarchy. The following is a summary of the practices used to estimate fair value of financial assets and liabilities not recorded at fair value. Pending investment sales and other receivables, pending investment purchases and other liabilities, assets held as collateral under securities lending and payable upon return of assets loaned approximate fair value due to their short-term nature. The estimated fair value of the fully benefit-responsive investment contracts represents the sum of the fair values of the underlying assets.

The following tables present the estimated fair value and carrying value of financial instruments of the Master Trust not measured at fair value.

Summary of Master Trust financial instruments	December 31, 2025
				Estimated fair value	Carrying value
	Level 1	Level 2	Level 3
Assets:
Cash	$139,127	$—	$—	$139,127	$139,127
Fully benefit-responsive investment contracts	—	291,489,554	—	291,489,554	303,642,736
Pending investment sales and other receivables	—	204,386,874	—	204,386,874	204,386,874
Assets held as collateral under securities lending	—	501,778,785	—	501,778,785	501,778,785
Total	$139,127	$997,655,213	$—	$997,794,340	$1,009,947,522
Liabilities:
Pending investment purchases and other liabilities	$—	$16,338,824	$—	$16,338,824	$16,338,824
Payable upon return of securities loaned	—	501,778,785	—	501,778,785	501,778,785
Total	$—	$518,117,609	$—	$518,117,609	$518,117,609

Summary of Master Trust financial instruments	December 31, 2024
				Estimated fair value	Carrying value
	Level 1	Level 2	Level 3
Assets:
Cash	$216,936	$—	$—	$216,936	$216,936
Fully benefit-responsive investment contracts	—	303,396,284	—	303,396,284	326,101,726
Pending investment sales and other receivables	—	217,087,639	—	217,087,639	217,087,639
Assets held as collateral under securities lending	—	390,872,379	—	390,872,379	390,872,379
Total	$216,936	$911,356,302	$—	$911,573,238	$934,278,680
Liabilities:
Pending investment purchases and other liabilities	$—	$19,430,699	$—	$19,430,699	$19,430,699
Payable upon return of securities loaned	—	390,872,379	—	390,872,379	390,872,379
Total	$—	$410,303,078	$—	$410,303,078	$410,303,078